Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

There are no stock options outstanding as of December 31, 2016.

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value per Share	Average Remaining Contractual Life	Average Intrinsic Value
Outstanding at January 1, 2015	207,500	$6.00	$0.60	8.0	$-
Canceled	(207,500)	6.00	0.60	-	-
Outstanding as of December 31, 2015	-	-	-	-	-
Outstanding as of December 31, 2016	-	-	-	-	-